GOLDMAN SACHS TRUST

Goldman Sachs Structured Equity Funds

Class A Shares, Class B Shares, Class C Shares, Class R Shares,

Class IR Shares, Institutional Shares and Service Shares of
Goldman Sachs Structured International Equity Fund

Supplement dated October 1, 2008 to the

Prospectuses dated December 28, 2007

Effective October 1, 2008, the benchmark for the Goldman Sachs Structured International Equity Fund (the “Fund”) has changed.

As a result, the following replaces the tabular information regarding the Fund’s benchmark in the “Fund Investment Objectives and Strategies — Fund Facts” section of the Class A, B, C, R, IR, Institutional and Service Shares Prospectuses:

Benchmark:	MSCI® EAFE® Index (Net of withholding taxes, unhedged)

The following is added to each of the Class A, Class B and Class C sections of the “Average Annual Total Returns” chart in the “Fund Performance” section of the Class A, B and C Shares Prospectus:

			Since
	1 Year	5 Years	Inception
MSCI® EAFE® Index (Net of withholding taxes, unhedged) †	-13.93%	14.33%	5.64%

†	The Fund changed its benchmark effective October 1, 2008. The unmanaged MSCI® EAFE® Index (Net of withholding taxes, unhedged) is a market capitalization-weighted composite of securities in 21 developed markets. The Fund’s Investment Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance. The Index figures do not reflect any deductions for fees or expenses, but do include dividend impact net of withholding taxes. An investor cannot invest directly in an index.

The following is added to the “Average Annual Total Return” chart in the “Fund Performance” Section of the Class R and IR Shares Prospectus:

			Since
	1 Year	5 Year	Inception
MSCI EAFE Index (Net of withholding taxes, unhedged)†	-13.93%	14.33%	5.64%

†	The Fund changed its benchmark effective October 1, 2008. The unmanaged MSCI EAFE Index (Net of withholding taxes, unhedged) is a market capitalization-weighted composite of securities in 21 developed markets. The Fund’s Investment Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance.

The Index figures do not reflect any deductions for fees or expenses, but do include dividend impact net of withholding taxes. An investor cannot invest directly in an index.

The following is added to the “Average Annual Total Return” chart in the “Fund Performance” Section of the Institutional Shares Prospectus:

			Since
	1 Year	5 Year	Inception
MSCI EAFE Index (Net of withholding taxes, unhedged)†	-13.93%	14.33%	5.64%

†	The Fund changed its benchmark effective October 1, 2008. The unmanaged MSCI EAFE Index (Net of withholding taxes, unhedged) is a market capitalization-weighted composite of securities in 21 developed markets. The Fund’s Investment Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance. The Index figures do not reflect any deductions for fees or expenses, but do include dividend impact net of withholding taxes. An investor cannot invest directly in an index.

The following is added to the “Average Annual Total Return” chart in the “Fund Performance” Section of the Service Shares Prospectus:

			Since
	1 Year	5 Year	Inception
MSCI EAFE Index (Net of withholding taxes, unhedged)†	-13.93%	14.33%	5.64%

†	The Fund changed its benchmark effective October 1, 2008. The unmanaged MSCI EAFE Index (Net of withholding taxes, unhedged) is a market capitalization-weighted composite of securities in 21 developed markets. The Fund’s Investment Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance. The Index figures do not reflect any deductions for fees or expenses, but do include dividend impact net of withholding taxes. An investor cannot invest directly in an index.

This supplement should be retained with your Prospectus for future reference.

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